Related Party Transactions (Details) - Schedule of key management personnel for employment services - CAD ($)	12 Months Ended
	Oct. 31, 2022	Oct. 31, 2021
Officers:
Officers management	$ 1,662,430	$ 719,309
Directors:
Directors employment services	229,619	75,501
Payroll and other short-term benefits [Member]
Officers:
Officers management		405,632
Consulting fees [Member]
Officers:
Officers management	615,413	68,000
Share based compensation [Member]
Officers:
Officers management	1,047,017	245,677
Directors:
Directors employment services	59,353	23,501
Directors’ fees [Member]
Directors:
Directors employment services	$ 170,266	$ 52,000